Offerings	Mar. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,443,747
Proposed Maximum Offering Price per Unit	6.15
Maximum Aggregate Offering Price	$ 21,179,044.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,924.83
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 ('Registration Statement') shall also cover any additional shares of common stock, $0.0001 par value per share (the "Common Stock") of PepGen Inc. (the "Registrant") that become issuable under the PepGen Inc. 2022 Stock Option and Incentive Plan (the "2022 Plan") and the PepGen Inc. 2022 Employee Stock Purchase Plan (the "2022 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transactions. (2) Represents an additional 3,443,747 shares of Common Stock reserved for issuance under the 2022 Plan as a result of an automatic increase effective January 1, 2026. Shares available for issuance under the 2022 Plan were previously registered on a Registration Statements on Form S-8 filed with the United States Securities and Exchange Commission ("SEC") on May 10, 2022 (File No. 333-264822), March 23, 2023 (File No. 333-270790), March 6, 2024 (File No. 333-277708) and February 24, 2025 (File No. 333-285166). (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on $6.15, the average of the high and low sale prices of the Common Stock as reported on Nasdaq Global Select Market on February 27, 2026 (such date being within five business days of the date that this Registration Statement was filed with the SEC).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	678,000
Proposed Maximum Offering Price per Unit	5.23
Maximum Aggregate Offering Price	$ 3,545,940.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 489.69
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 ("Registration Statement") shall also cover any additional shares of common stock, $0.0001 par value per share (the "Common Stock") of PepGen Inc. (the "Registrant") that become issuable under the PepGen Inc. 2022 Stock Option and Incentive Plan (the "2022 Plan") and the PepGen Inc. 2022 Employee Stock Purchase Plan (the "2022 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transactions. (4) Represents an additional 678,000 shares of Common Stock reserved for future issuance under the 2022 ESPP as a result of an automatic increase effective January 1, 2026. Shares available for issuance under the 2025 ESPP were previously registered on a Registration Statements on Form S-8 filed with the SEC on May 10, 2022 (File No. 333-264822), March 23, 2023 (File No. 333-270790), March 6, 2024 (File No. 333-277708) and February 24, 2025 (File No. 333-285166). (5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on 85% (the percentage of the price per share applicable to purchases under the 2022 ESPP) of $6.15, the average of the high and low sale prices of the Common Stock as reported on Nasdaq Global Select Market on February 27, 2026 (such date being within five business days of the date that this Registration Statement was filed with the SEC).